9. Property, plant and equipment (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Depreciation charge | $		$ 88		$ 108		$ 130
ZHEJIANG TIANLAN
Depreciation charge	¥ 2,985		¥ 2,956		¥ 3,017
ZHEJIANG JIAHUAN
Depreciation charge	¥ 2,408		¥ 2,461		¥ 2,028